Stock- Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Restricted stock granted	300,677	348,460	429,221
Restricted Stock [Member]
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Restricted stock granted	300,677	348,460	429,221
Weighted-average per share fair value of restricted stock granted during the year	84.86	64.49	45.85